                                                  THE VARIABLE ANNUITY CONTRACT

                                                                      ISSUED BY


                                       BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY



                                                                            AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B



                                                       BRIGHTHOUSE PRIME OPTIONS



                                                              FEBRUARY 12, 2018



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company of NY
(BLNY, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 57 investment choices listed below. WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE GLWB RIDER.
PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS
FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION
AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS.





THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THE CONTRACTS AS DESCRIBED IN THIS PROSPECTUS UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT RELATING TO THE CONTRACTS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THE PROSPECTUS IS NOT AN OFFER TO SELL THESE CONTRACTS AND IS NOT SOLICITING AN OFFER TO BUY THESE CONTRACTS IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II

     Invesco V.I. Equity and Income Fund

     Invesco V.I. International Growth Fund


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 4

     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio -- Class B

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio -- Class B

     American Funds(R) Balanced Allocation Portfolio -- Class C

     American Funds(R) Growth Portfolio -- Class C

     American Funds(R) Moderate Allocation Portfolio -- Class C

     AQR Global Risk Balanced Portfolio -- Class B

     BlackRock Global Tactical Strategies Portfolio -- Class B

     BlackRock High Yield Portfolio -- Class B

     Brighthouse Asset Allocation 100 Portfolio -- Class B

     Brighthouse Balanced Plus Portfolio -- Class B

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B

     Clarion Global Real Estate Portfolio -- Class B

     Harris Oakmark International Portfolio -- Class B

     Invesco Balanced-Risk Allocation Portfolio -- Class B

     Invesco Comstock Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class B

     JPMorgan Global Active Allocation Portfolio -- Class B

     Loomis Sayles Global Markets Portfolio -- Class B

     MetLife Multi-Index Targeted Risk Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class B

     Morgan Stanley Mid Cap Growth Portfolio -- Class B

     PanAgora Global Diversified Risk Portfolio -- Class B

     Pyramis(R) Government Income Portfolio -- Class B

     Schroders Global Multi-Asset Portfolio -- Class B

     Schroders Global Multi-Asset Portfolio II -- Class B (formerly Pyramis(R)
         Managed Risk Portfolio)

     SSGA Growth and Income ETF Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class B

     Victory Sycamore Mid Cap Value Portfolio -- Class B (formerly Invesco Mid
         Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class B

     BlackRock Ultra-Short Term Bond Portfolio -- Class B

     Brighthouse Asset Allocation 20 Portfolio -- Class B

     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B

     MetLife Aggregate Bond Index Portfolio -- Class G

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class B

     Western Asset Management U.S. Government Portfolio -- Class B



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2

     Contrafund(R) Portfolio

     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund

     Franklin Small Cap Value VIP Fund

     Templeton Global Bond VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II

     ClearBridge Variable Aggressive Growth Portfolio

     ClearBridge Variable Appreciation Portfolio

     ClearBridge Variable Dividend Strategy Portfolio

     ClearBridge Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS II

     Western Asset Variable Global High Yield Bond Portfolio



OPPENHEIMER VARIABLE ACCOUNT FUNDS -- SERVICE SHARES

     Oppenheimer Main Street Small Cap Fund(R)/VA



PIONEER VARIABLE CONTRACTS TRUST -- CLASS II

     Pioneer Mid Cap Value VCT Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLNY Variable Annuity Contract.


To learn more about the BLNY Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated February 12, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 68 of this prospectus. For a free copy of the SAI, call us at (888) 556-5412, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.


The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


February 12, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE




INDEX OF SPECIAL TERMS...................................   4
HIGHLIGHTS...............................................   5
FEE TABLES AND EXAMPLES..................................   7
1. THE ANNUITY CONTRACT..................................  14
2. PURCHASE..............................................  14
     Purchase Payments...................................  14
     Termination for Low Account Value...................  15
     Allocation of Purchase Payments.....................  15
     Investment Allocation Restrictions for Certain
       Riders............................................  16
     Free Look...........................................  20
     Accumulation Units..................................  20
     Account Value.......................................  20
     Replacement of Contracts............................  21
     Owning Multiple Contracts...........................  21
3. INVESTMENT OPTIONS....................................  21
     Investment Portfolios That Are Funds-of-Funds.......  25
     Transfers...........................................  25
     Dollar Cost Averaging Program.......................  28
     Automatic Rebalancing Program.......................  29
     Asset Allocation Models.............................  29
     Voting Rights.......................................  30
     Substitution of Investment Options..................  30
4. EXPENSES..............................................  30
     Product Charges.....................................  30
     Account Fee.........................................  31
     Guaranteed Lifetime Withdrawal Benefit -- Rider
       Charge............................................  31
     Withdrawal Charge...................................  31
     Reduction or Elimination of the Withdrawal
       Charge............................................  32
     Premium and Other Taxes.............................  33
     Transfer Fee........................................  33
     Income Taxes........................................  33
     Investment Portfolio Expenses.......................  33
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)..................................  33
     Annuity Date........................................  33
     Annuity Payments....................................  34
     Annuity Options.....................................  34
     Variable Annuity Payments...........................  36
     Fixed Annuity Payments..............................  36
6. ACCESS TO YOUR MONEY..................................  37
     Systematic Withdrawal Program.......................  38
     Suspension of Payments or Transfers.................  38
7. LIVING BENEFIT........................................  38
     Guaranteed Lifetime Withdrawal Benefit..............  38
     GLWB Rate Table.....................................  46
8. PERFORMANCE...........................................  50
9. DEATH BENEFIT.........................................  50
     Upon Your Death.....................................  50
     Standard Death Benefit -- Principal Protection......  51
     Optional Death Benefit -- Annual Step-Up............  51
     General Death Benefit Provisions....................  52
     Spousal Continuation................................  52
     Death of the Annuitant..............................  53
     Controlled Payout...................................  53
10. FEDERAL INCOME TAX STATUS............................  53
     Non-Qualified Contracts.............................  53
     Qualified Contracts.................................  57
11. OTHER INFORMATION....................................  63
     Brighthouse Life Insurance Company of NY............  63
     The Separate Account................................  63
     Distributor.........................................  64
     Selling Firms.......................................  64
     Requests and Elections..............................  65
     Ownership...........................................  67
     Legal Proceedings...................................  68
     Financial Statements................................  68
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION...................................  68
APPENDIX A............................................... A-1
     Participating Investment Portfolios................. A-1
APPENDIX B............................................... B-1
     Investment Portfolios: Marketing Names and
       Prospectus Names.................................. B-1
APPENDIX C............................................... C-1
     Guaranteed Lifetime Withdrawal Benefit Examples..... C-1
APPENDIX D............................................... D-1
     Death Benefit Examples.............................. D-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 20
Accumulation Phase....................................................... 14
Accumulation Unit........................................................ 20
Annual Benefit Payment................................................... 40
Annuitant................................................................ 67
Annuity Date............................................................. 33
Annuity Options.......................................................... 34
Annuity Payments......................................................... 33
Annuity Service Center..................................................... 6
Annuity Units............................................................ 34
Beneficiary.............................................................. 67
Benefit Base............................................................. 39
Business Day............................................................. 15
Contract Year............................................................ 15
Free Look................................................................ 20
GLWB Withdrawal Rate..................................................... 40
Good Order............................................................... 66
Guaranteed Principal Adjustment.......................................... 43
Income Phase............................................................. 14
Investment Portfolios.................................................... 21
Joint Owners............................................................. 67
Owner.................................................................... 67
Purchase Payment......................................................... 14
Separate Account......................................................... 63

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the optional Guaranteed Lifetime Withdrawal Benefit (GLWB). (The version of the GLWB for contracts issued on and after March 5, 2017 is referred to as FlexChoice Access; the version of the GLWB for contracts issued prior to March 5, 2017 is FlexChoice.) We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under the GLWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information).


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request plus the sum of all fees, taxes and charges deducted from your Purchase Payment, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the

Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                   Brighthouse Life Insurance Company of NY

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (888) 556-5412


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------
























 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



 Number of Complete Years from    Withdrawal Charge
  Receipt of Purchase Payment     (% of Purchase Payment)
-------------------------------   ------------------------
               0                             8
               1                             8
               2                             7
               3                             6
               4                             5
               5                             4
               6                             3
               7                             2
        8 and thereafter                     0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $50

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)


Mortality and Expense Charge                           1.15%
Administration Charge                                  0.15%
                                                       ----
Total Separate Account Annual Expenses                 1.30%
Death Benefit Rider Charge (Optional)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up               0.25%
Total Separate Account Annual Expenses
Including Charge for Optional Death Benefit (Note 3)   1.55%

--------------------------------------------------------------------------------


























 Note 1. An Account Fee of $50 is charged on the last day of each Contract Year if the Account Value is less than $75,000. Different policies apply during the Income Phase of the contract. (See "Expenses -- Account Fee.")



     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, and the Optional Death Benefit -- Annual Step-Up Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER CHARGES
(as a percentage of the Benefit Base (Note 2))
GLWB -- maximum charge for all versions                       2.00%
GLWB -- current charge for FlexChoice Access (Note 3)         1.35%
GLWB -- current charge for FlexChoice (Note 3)                1.20%

--------------------------------------------------------------------------------




































 Note 1. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses -- Guaranteed Lifetime Withdrawal
 Benefit -- Rider Charge.")



 Note 2. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See "Living Benefit -
 Guaranteed Lifetime Withdrawal Benefit" for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in the table. (See
 "Expenses -- Guaranteed Lifetime Withdrawal Benefit -- Rider Charge.")



 Note 3. The version of the GLWB elected with contracts issued on and after March 5, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to March 5, 2018, are issued with FlexChoice. Please speak with your registered representative if you have questions about the version of GLWB you elected. See "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" for more information about FlexChoice and FlexChoice Access.

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.58%     1.34%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II
 Invesco V.I. Equity and Income Fund          0.38%         0.25%        0.20%

 Invesco V.I. International Growth Fund       0.71%         0.25%        0.21%

AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 4
 American Funds Bond Fund                     0.36%         0.25%        0.27%

 American Funds Global Growth Fund            0.53%         0.25%        0.28%

 American Funds Global Small                  0.70%         0.25%        0.29%
  Capitalization Fund

 American Funds Growth-Income Fund            0.27%         0.25%        0.27%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation                 0.61%         0.25%        0.03%
  Portfolio -- Class B

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.27%
  Asset Plus Portfolio -- Class B

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio -- Class C

 American Funds(R) Growth                      --           0.55%        0.02%
  Portfolio -- Class C

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio -- Class C

 AQR Global Risk Balanced                     0.61%         0.25%        0.03%
  Portfolio -- Class B

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio -- Class B

 BlackRock High Yield                         0.60%         0.25%        0.07%
  Portfolio -- Class B

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio -- Class B




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II
 Invesco V.I. Equity and Income Fund         0.01%       0.84%         0.01%         0.83%

 Invesco V.I. International Growth Fund      0.01%       1.18%         0.01%         1.17%

AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 4
 American Funds Bond Fund                      --        0.88%           --          0.88%

 American Funds Global Growth Fund             --        1.06%           --          1.06%

 American Funds Global Small                   --        1.24%           --          1.24%
  Capitalization Fund

 American Funds Growth-Income Fund             --        0.79%           --          0.79%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation                0.01%       0.90%         0.02%         0.88%
  Portfolio -- Class B

 Allianz Global Investors Dynamic Multi-     0.03%       1.23%           --          1.23%
  Asset Plus Portfolio -- Class B

 American Funds(R) Balanced Allocation       0.42%       1.03%           --          1.03%
  Portfolio -- Class C

 American Funds(R) Growth                    0.35%       0.92%           --          0.92%
  Portfolio -- Class C

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio -- Class C

 AQR Global Risk Balanced                    0.06%       0.95%         0.01%         0.94%
  Portfolio -- Class B

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.03%         0.98%
  Portfolio -- Class B

 BlackRock High Yield                        0.08%       1.00%           --          1.00%
  Portfolio -- Class B

 Brighthouse Asset Allocation 100            0.68%       1.01%           --          1.01%
  Portfolio -- Class B


                                                        DISTRIBUTION
                                                           AND/OR
                                           MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                           FEE      (12B-1) FEES   EXPENSES
----------------------------------------- ------------ -------------- ----------
 Brighthouse Balanced Plus                   0.24%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets       0.89%         0.25%        0.11%
  Equity Portfolio -- Class B

 Clarion Global Real Estate                  0.61%         0.25%        0.04%
  Portfolio -- Class B

 Harris Oakmark International                0.77%         0.25%        0.04%
  Portfolio -- Class B

 Invesco Balanced-Risk Allocation            0.64%         0.25%        0.03%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B       0.57%         0.25%        0.02%

 Invesco Small Cap Growth                    0.85%         0.25%        0.03%
  Portfolio -- Class B

 JPMorgan Global Active Allocation           0.72%         0.25%        0.05%
  Portfolio -- Class B

 Loomis Sayles Global Markets                0.70%         0.25%        0.08%
  Portfolio -- Class B

 MetLife Multi-Index Targeted Risk           0.17%         0.25%        0.01%
  Portfolio -- Class B

 MFS(R) Research International               0.70%         0.25%        0.04%
  Portfolio -- Class B

 Morgan Stanley Mid Cap Growth               0.65%         0.25%        0.05%
  Portfolio -- Class B

 PanAgora Global Diversified Risk            0.65%         0.25%        0.40%
  Portfolio -- Class B

 Pyramis(R) Government Income                0.42%         0.25%        0.03%
  Portfolio -- Class B

 Schroders Global Multi-Asset                0.64%         0.25%        0.07%
  Portfolio -- Class B

 Schroders Global Multi-Asset Portfolio      0.45%         0.25%        0.03%
  II -- Class B

 SSGA Growth and Income ETF                  0.31%         0.25%        0.01%
  Portfolio -- Class B

 T. Rowe Price Large Cap Value               0.57%         0.25%        0.02%
  Portfolio -- Class B

 Victory Sycamore Mid Cap Value              0.65%         0.25%        0.03%
  Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                       0.33%         0.25%        0.04%
  Portfolio -- Class B

 BlackRock Ultra-Short Term Bond             0.35%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20             0.09%         0.25%        0.03%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40             0.06%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 60             0.05%         0.25%         --
  Portfolio -- Class B

 Brighthouse Asset Allocation 80             0.05%         0.25%        0.01%
  Portfolio -- Class B

 Brighthouse/Wellington Core Equity          0.70%         0.25%        0.02%
  Opportunities Portfolio -- Class B

 MetLife Aggregate Bond Index                0.25%         0.30%        0.03%
  Portfolio -- Class G




                                            ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                           FUND FEES     ANNUAL        AND/OR        ANNUAL
                                              AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                        EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------- ----------- ----------- --------------- -----------
 Brighthouse Balanced Plus                  0.42%       0.92%         0.01%         0.91%
  Portfolio -- Class B

 Brighthouse/Aberdeen Emerging Markets        --        1.25%         0.06%         1.19%
  Equity Portfolio -- Class B

 Clarion Global Real Estate                   --        0.90%           --          0.90%
  Portfolio -- Class B

 Harris Oakmark International                 --        1.06%         0.02%         1.04%
  Portfolio -- Class B

 Invesco Balanced-Risk Allocation           0.03%       0.95%         0.03%         0.92%
  Portfolio -- Class B

 Invesco Comstock Portfolio -- Class B        --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth                     --        1.13%         0.02%         1.11%
  Portfolio -- Class B

 JPMorgan Global Active Allocation            --        1.02%         0.04%         0.98%
  Portfolio -- Class B

 Loomis Sayles Global Markets                 --        1.03%           --          1.03%
  Portfolio -- Class B

 MetLife Multi-Index Targeted Risk          0.22%       0.65%           --          0.65%
  Portfolio -- Class B

 MFS(R) Research International                --        0.99%         0.06%         0.93%
  Portfolio -- Class B

 Morgan Stanley Mid Cap Growth                --        0.95%         0.01%         0.94%
  Portfolio -- Class B

 PanAgora Global Diversified Risk           0.04%       1.34%           --          1.34%
  Portfolio -- Class B

 Pyramis(R) Government Income                 --        0.70%           --          0.70%
  Portfolio -- Class B

 Schroders Global Multi-Asset               0.01%       0.97%           --          0.97%
  Portfolio -- Class B

 Schroders Global Multi-Asset Portfolio     0.47%       1.20%         0.10%         1.10%
  II -- Class B

 SSGA Growth and Income ETF                 0.22%       0.79%           --          0.79%
  Portfolio -- Class B

 T. Rowe Price Large Cap Value                --        0.84%         0.03%         0.81%
  Portfolio -- Class B

 Victory Sycamore Mid Cap Value             0.05%       0.98%         0.02%         0.96%
  Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                        --        0.62%           --          0.62%
  Portfolio -- Class B

 BlackRock Ultra-Short Term Bond              --        0.63%         0.02%         0.61%
  Portfolio -- Class B

 Brighthouse Asset Allocation 20            0.53%       0.90%         0.02%         0.88%
  Portfolio -- Class B

 Brighthouse Asset Allocation 40            0.57%       0.88%           --          0.88%
  Portfolio -- Class B

 Brighthouse Asset Allocation 60            0.60%       0.90%           --          0.90%
  Portfolio -- Class B

 Brighthouse Asset Allocation 80            0.64%       0.95%           --          0.95%
  Portfolio -- Class B

 Brighthouse/Wellington Core Equity           --        0.97%         0.11%         0.86%
  Opportunities Portfolio -- Class B

 MetLife Aggregate Bond Index                 --        0.58%         0.01%         0.57%
  Portfolio -- Class G


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Western Asset Management Strategic            0.57%         0.25%        0.03%
  Bond Opportunities
  Portfolio -- Class B

 Western Asset Management                      0.47%         0.25%        0.03%
  U.S. Government Portfolio -- Class B

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Contrafund(R) Portfolio                       0.55%         0.25%        0.08%

 Mid Cap Portfolio                             0.55%         0.25%        0.08%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund                      0.45%         0.25%        0.02%

 Franklin Mutual Shares VIP Fund               0.69%         0.25%        0.03%

 Franklin Small Cap Value VIP Fund             0.63%         0.25%        0.03%

 Templeton Global Bond VIP Fund                0.46%         0.25%        0.07%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
 ClearBridge Variable Aggressive Growth        0.75%         0.25%        0.05%
  Portfolio

 ClearBridge Variable Appreciation             0.70%         0.25%        0.05%
  Portfolio

 ClearBridge Variable Dividend Strategy        0.75%         0.25%        0.07%
  Portfolio

 ClearBridge Variable Small Cap Growth         0.75%         0.25%        0.08%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS II
 Western Asset Variable Global High Yield      0.70%         0.25%        0.11%
  Bond Portfolio

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS -- SERVICE SHARES
 Oppenheimer Main Street Small Cap             0.69%         0.25%        0.12%
  Fund(R)/VA

PIONEER VARIABLE CONTRACTS
 TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio           0.65%         0.25%        0.06%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Western Asset Management Strategic           0.01%       0.86%         0.05%         0.81%
  Bond Opportunities
  Portfolio -- Class B

 Western Asset Management                       --        0.75%         0.01%         0.74%
  U.S. Government Portfolio -- Class B

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Contrafund(R) Portfolio                        --        0.88%           --          0.88%

 Mid Cap Portfolio                              --        0.88%           --          0.88%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund                     0.02%       0.74%         0.03%         0.71%

 Franklin Mutual Shares VIP Fund                --        0.97%           --          0.97%

 Franklin Small Cap Value VIP Fund            0.01%       0.92%         0.02%         0.90%

 Templeton Global Bond VIP Fund               0.02%       0.80%         0.05%         0.75%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
 ClearBridge Variable Aggressive Growth         --        1.05%           --          1.05%
  Portfolio

 ClearBridge Variable Appreciation              --        1.00%           --          1.00%
  Portfolio

 ClearBridge Variable Dividend Strategy         --        1.07%           --          1.07%
  Portfolio

 ClearBridge Variable Small Cap Growth          --        1.08%           --          1.08%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS II
 Western Asset Variable Global High Yield       --        1.06%           --          1.06%
  Bond Portfolio

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS -- SERVICE SHARES
 Oppenheimer Main Street Small Cap              --        1.06%         0.01%         1.05%
  Fund(R)/VA

PIONEER VARIABLE CONTRACTS
 TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio            --        0.96%           --          0.96%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider (assuming the maximum 2.00% charge applies in all Contract Years) with the Annual Step-Up Death Benefit, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,324     $2,141      $2,948      $4,971
    minimum       $1,248     $1,922      $2,600      $4,356


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $524      $1,511      $2,498      $4,971
    minimum        $448      $1,292      $2,150      $4,356


CHART 2. Chart 2 assumes that you do not select the optional living benefit rider or the optional death benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,099     $1,484      $1,885      $3,010
    minimum       $1,023     $1,256      $1,504      $2,244


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $299        $854      $1,435      $3,010
    minimum        $223        $626      $1,054      $2,244

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information (Accumulation Unit value information) is not available because the contract was not offered for sale prior to March 6, 2017, and therefore there were no Accumulation Units outstanding as of December 31, 2016.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefit").


Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In connection with the offer of the contract through certain selling firms, minimum issue ages for the contract and certain of its riders may also be imposed. You should discuss this with your registered representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:

o The minimum initial Purchase Payment we will accept is $5,000. The selling firm to which your account representative is associated requires a minimum initial Purchase Payment of $10,000 for contracts that are not purchased pursuant to an exchange from a life insurance or annuity product. The minimum initial Purchase Payment accepted by the selling firm for an exchange of a life insurance or annuity product pursuant to Internal Revenue Code Section 1035 is $5,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o The GLWB rider has potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see "Investment Allocation Restrictions for Certain Riders."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a Guaranteed Lifetime Withdrawal Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base of the Guaranteed Lifetime Withdrawal Benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other
Information -- Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GLWB" until the rider terminates.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options -- Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios, we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB


If you elect the GLWB rider, you must comply with certain investment allocation restrictions. The investment allocation restrictions are different for the two versions of the GLWB, FlexChoice Access and FlexChoice. Please speak with your registered representative or call our Annuity Service Center if you have any questions about the investment allocation restrictions applicable to your contract.


INVESTMENT ALLOCATION RESTRICTIONS FOR FLEXCHOICE ACCESS


Allocation. FOR CONTRACTS ISSUED WITH FLEXCHOICE ACCESS, YOU MUST ALLOCATE

ACCORDING TO EITHER (A) OR (B) BELOW:
             ------


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Franklin Income VIP Fund Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, Loomis Sayles Global Markets Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, Schroders Global Multi-Asset Portfolio II, or SSGA Growth and Income ETF Portfolio (you may not allocate Purchase Payments to the Dollar Cost Averaging program).


OR


(B) You must allocate:


o  up to 70% of Purchase Payments or Account Value to Platform 1 portfolios;
     and


o  at least 30% of Purchase Payments or Account Value to Platform 2 portfolios.

(You may not allocate Purchase Payments to the Dollar Cost Averaging program.)


The investment options in each Platform are:


Platform 1
----------


   AB Global Dynamic Allocation Portfolio

   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds Global Growth Fund Portfolio
   American Funds Global Small Capitalization Fund Portfolio
   American Funds Growth-Income Fund Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   BlackRock Global Tactical Strategies Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
   Brighthouse Balanced Plus Portfolio
   Brighthouse/Aberdeen Emerging Markets Equity Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   Clarion Global Real Estate Portfolio
   ClearBridge Variable Aggressive Growth Portfolio
   ClearBridge Variable Appreciation Portfolio
   ClearBridge Variable Dividend Strategy Portfolio
   ClearBridge Variable Small Cap Growth Portfolio
   Contrafund(R) Portfolio
   Franklin Income VIP Fund Portfolio
   Franklin Mutual Shares VIP Fund Portfolio
   Franklin Small Cap Value VIP Fund Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Invesco Small Cap Growth Portfolio
   Invesco V.I. Equity and Income Fund Portfolio
   Invesco V.I. International Growth Fund Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MFS(R) Research International Portfolio
   Mid Cap Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   Oppenheimer Main Street Small Cap Fund(R)/VA Portfolio PanAgora Global Diversified Risk Portfolio
   Pioneer Mid Cap Value VCT Portfolio
   Schroders Global Multi-Asset Portfolio
   Schroders Global Multi-Asset Portfolio II
   SSGA Growth and Income ETF Portfolio
   T. Rowe Price Large Cap Value Portfolio
     Victory Sycamore Mid Cap Value Portfolio

Platform 2
----------


   American Funds Bond Fund

   BlackRock Bond Income Portfolio
   BlackRock High Yield Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   Pyramis(R) Government Income Portfolio
   Templeton Global Bond VIP Fund
   Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Management U.S. Government Portfolio
     Western Asset Variable Global High Yield Bond Portfolio

Certain Investment Options listed in Option A and Platform 1 of Option B above have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. These Investment Options are listed under "Investment Options" below. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" section.

Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations.


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to Option A. If you choose to allocate according to Option A, rebalancing is optional and you may choose any available frequency.


Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. Future Purchase Payment allocations, and rebalancing will be made in accordance with your revised allocation instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


GLWB Additional Information. We determine whether an investment option is available in Option A or Option B and is classified as Platform 1 or Platform
2. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy..


INVESTMENT ALLOCATION RESTRICTIONS FOR FLEXCHOICE


Allocation. FOR CONTRACTS ISSUED WITH FLEXCHOICE, YOU MUST ALLOCATE ACCORDING TO PLATFORM 1 AND PLATFORM 2 BELOW. If you elect the GLWB, you may not participate in the DCA program.


Platform 1
----------


You must allocate:


o a minimum of 80% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Government Income Portfolio, Schroders Global Multi-Asset Portfolio, and Schroders Global Multi-Asset Portfolio II.


AND


Platform 2
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You may allocate:


o a maximum of 20% of Purchase Payments or Account Value among the American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio,

     Brighthouse Asset Allocation 60 Portfolio, and SSGA Growth and Income ETF Portfolio.


The investment choices listed in Platform 1 above (other than the MetLife Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. These Investment Options are listed under "Investment Options" below. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" section.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above investment allocation restrictions.


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS.


Rebalancing. We will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the investment allocation restrictions described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described above. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer.


GLWB Additional Information. We will determine whether an investment option is classified as a Platform 1 or Platform 2 Investment Portfolio. We may determine or change the classification of an investment option in the event an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new Purchase Payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB (FLEXCHOICE AND FLEXCHOICE ACCESS)


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose to not permit owners of existing contracts with any version of the GLWB rider to make subsequent Purchase Payments if: (a) that GLWB rider is no longer available to new customers, or (b) we make certain changes to the terms of that GLWB rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GLWB rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the investment choices listed above. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request plus the sum of all fees, taxes and charges deducted from your Purchase Payment. This may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS(R) Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MFS(R) Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the MFS(R) Research International Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.

REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


OWNING MULTIPLE CONTRACTS


You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your registered representative.




3. INVESTMENT OPTIONS

The contract offers 57 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE CENTER, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (888) 556-5412. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX A CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        AQR Global Risk Balanced Portfolio

   (d)        BlackRock Global Tactical Strategies Portfolio

   (e)        Brighthouse Balanced Plus Portfolio

   (f)        Invesco Balanced-Risk Allocation Portfolio

   (g)        JPMorgan Global Active Allocation Portfolio

   (h)        MetLife Multi-Index Targeted Risk Portfolio

   (i)        PanAgora Global Diversified Risk Portfolio

   (j)        Schroders Global Multi-Asset Portfolio

   (k)        Schroders Global Multi-Asset Portfolio II

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE GLWB RIDER. PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Invesco V.I. Equity and Income Fund

     Invesco V.I. International Growth Fund



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 4

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth-Income Fund

BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix A for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio -- Class B

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio -- Class B

     American Funds(R) Balanced Allocation Portfolio -- Class C

     American Funds(R) Growth Portfolio -- Class C

     American Funds(R) Moderate Allocation Portfolio -- Class C

     AQR Global Risk Balanced Portfolio -- Class B

     BlackRock Global Tactical Strategies Portfolio -- Class B

     BlackRock High Yield Portfolio -- Class B

     Brighthouse Asset Allocation 100 Portfolio -- Class B

     Brighthouse Balanced Plus Portfolio -- Class B

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B

     Clarion Global Real Estate Portfolio -- Class B

     Harris Oakmark International Portfolio -- Class B

     Invesco Balanced-Risk Allocation Portfolio -- Class B

     Invesco Comstock Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class B

     JPMorgan Global Active Allocation Portfolio -- Class B

     Loomis Sayles Global Markets Portfolio -- Class B

     MetLife Multi-Index Targeted Risk Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class B

     Morgan Stanley Mid Cap Growth Portfolio -- Class B

     PanAgora Global Diversified Risk Portfolio -- Class B

     Pyramis(R) Government Income Portfolio -- Class B

     Schroders Global Multi-Asset Portfolio -- Class B

     Schroders Global Multi-Asset Portfolio II -- Class B (formerly Pyramis(R)
         Managed Risk Portfolio)

     SSGA Growth and Income ETF Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class B

     Victory Sycamore Mid Cap Value Portfolio -- Class B (formerly Invesco Mid
         Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix A for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class B

     BlackRock Ultra-Short Term Bond Portfolio -- Class B

     Brighthouse Asset Allocation 20 Portfolio -- Class B

     Brighthouse Asset Allocation 40 Portfolio -- Class B

     Brighthouse Asset Allocation 60 Portfolio -- Class B

     Brighthouse Asset Allocation 80 Portfolio -- Class B

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B

     MetLife Aggregate Bond Index Portfolio -- Class G

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class B

     Western Asset Management U.S. Government Portfolio -- Class B



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix A for the name of the subadviser.) The following portfolios are available under the contract:


     Contrafund(R) Portfolio

     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund

     Franklin Small Cap Value VIP Fund

     Templeton Global Bond VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix A for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Aggressive Growth Portfolio

     ClearBridge Variable Appreciation Portfolio

     ClearBridge Variable Dividend Strategy Portfolio

     ClearBridge Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS II

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix A for the names of the subadvisers.) The following portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio



OPPENHEIMER VARIABLE ACCOUNT FUNDS -- SERVICE SHARES

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Oppenheimer Main Street Small Cap Fund(R)/VA



PIONEER VARIABLE CONTRACTS TRUST -- CLASS II

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     Schroders Global Multi-Asset Portfolio II

     SSGA Growth and Income ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:

o Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 Investment Portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GLWB rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the "Purchase -- Investment Allocation Restrictions for Certain Riders" section.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      American Funds Global Growth Fund

      American Funds Global Small Capitalization Fund

      BlackRock High Yield Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Clarion Global Real Estate Portfolio

      ClearBridge Variable Small Cap Growth Portfolio

      Franklin Small Cap Value VIP Fund

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Invesco V.I. International Growth Fund

      Loomis Sayles Global Markets Portfolio

      MFS(R) Research International Portfolio

      Oppenheimer Main Street Small Cap Fund(R)/VA

      Templeton Global Bond VIP Fund

      Western Asset Management Strategic Bond Opportunities Portfolio

      Western Asset Variable Global High Yield Bond Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result the imposition of this restriction for a six month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The DCA program allows you to systematically transfer a set amount each month from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments." If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GLWB rider.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.


ASSET ALLOCATION MODELS


We or an affiliate may contract with third parties to develop asset allocation models for investment options available under the contracts which we then make available to broker-dealers offering the contracts for use with their customers. Each asset allocation model is made up of a selection of Investment Portfolios; the asset allocation models themselves are not registered investment companies. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. Although asset allocation models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that a model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Portfolio, asset class or different combination of investment options. In addition, a model is subject to all of the risks associated with its underlying Investment Portfolios.

The selling firm with which your financial representative is associated makes the asset allocation models available to its registered representatives for use with customers. Your representative can assist you in selecting a model and which Investment Portfolios to use to implement the model. It is up to you and your representative, however, to decide if you want to allocate your Account Value in accordance with an asset allocation model; the use of such models is not required. Once you select a model and the Investment Portfolio allocations, these selections will remain unchanged until you elect to revise the Investment Portfolio allocations, select a new model or both. If you also participate in the Automatic Rebalancing Program, the allocations you have selected in your model will be applied under the terms of that program. (See "Investment
Options -- Automatic Rebalancing Program.") Transfers made under the program are not taken into account in determining any transfer fee.


Asset allocation models provided to selling firms may change from time to time to reflect current market conditions. Accordingly, you may wish to consult your representative or selling firm periodically to assess whether reallocating your Account Value in accordance with an updated model may be appropriate. There is no fee currently charged to change to a different model or for a change to the Investment Portfolio allocations. Unless you or your registered representative (or selling firm) initiates a change, your current allocation will continue in effect.


The asset allocation models are not offered by this prospectus and are not part of your contract. They are offered by selling firms solely as a separate service at no additional charge to you, to help you select investment options. The asset allocation models may not be used with the GLWB rider.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to a maximum of 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGE. If you select the optional Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $50 from your contract as an account fee for the prior Contract Year if the Account Value is less than $75,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $75,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT -- RIDER CHARGE


For the FlexChoice Access GLWB rider, the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider is available for an additional charge of 1.35% of the Benefit Base (see "Living Benefits -- Guaranteed Lifetime Withdrawal
Benefit -- Operation of the GLWB"), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Account Value in the Separate Account. For FlexChoice, the rider charge is 1.20%.


We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.


Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or
(b) the current rate that we would charge for the same rider with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up.


If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/

Annuitant, or the assignment.


If a GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the rider, no GLWB rider charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



 Number of Complete Years from        Withdrawal Charge
  Receipt of Purchase Payment      (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          8
  1                                          8
  2                                          7
  3                                          6
  4                                          5
  5                                          4
  6                                          3
  7                                          2
  8 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY

THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.

If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.

6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata GLWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See "Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefit" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFIT

GUARANTEED LIFETIME WITHDRAWAL BENEFIT


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to guarantee that you will receive lifetime income regardless of investment performance (subject to the conditions described in "Operation of the GLWB" below, including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offer a rider for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit (GLWB). Currently we offer two variations of the GLWB rider:
Level and Expedite (see "GLWB Variations" below.)


The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below. You may begin taking withdrawals under the GLWB rider immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see "Managing Your Withdrawals" below).


You may purchase FlexChoice Access if you are at least age 50 and not older than age 85 on the effective date of your contract. Please refer to the GLWB Rate Table below for more information. The version of the GLWB elected with contracts issued on and after March 5, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to March 5, 2018 are issued with the FlexChoice version of GLWB. FlexChoice is no longer available for purchase. Once selected, the GLWB rider may not be terminated except as stated below.


SUMMARY OF THE GLWB


The following section provides a summary of how the GLWB rider works. A more detailed explanation of the operation of the GLWB rider is provided in the section below called "Operation of the GLWB."


The GLWB rider guarantees that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below (including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). THE GLWB RIDER DOES NOT GUARANTEE LIFETIME INCOME IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR A WITHDRAWAL THAT IS AN EXCESS WITHDRAWAL (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


Under the GLWB rider, we calculate a Benefit Base (the "Benefit Base") that determines the maximum amount you may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the "Annual Benefit Payment") without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). In any event, withdrawals under the GLWB rider will reduce your Account Value and death benefits.


IT IS IMPORTANT TO RECOGNIZE THAT THE BENEFIT BASE IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM OR PAID AS A DEATH BENEFIT AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the GLWB rider after a waiting period of at least ten (10) years (the "Guaranteed Principal Adjustment Eligibility Date") the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See "Cancellation and Guaranteed Principal Adjustment" below.)


While the GLWB rider is in effect, we may reject subsequent Purchase Payments by sending advance written notice if any of the changes listed in the section "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB -- Potential Restrictions on Subsequent Purchase Payments" occur. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.


OPERATION OF THE GLWB


The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB rider (for example, the "Benefit Base" and "Annual Benefit Payment" sections), refer to the GLWB Rate Table at the end of this section for the specific rates and other terms applicable to your GLWB rider.


(See Appendix C for examples illustrating the operation of the GLWB.)


BENEFIT BASE. While the GLWB rider is in effect, we guarantee that you will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the "Annual Benefit Payment"), we multiply the Benefit Base by the GLWB Withdrawal Rate (see "GLWB Rate Table") while the Account Value is greater than zero. The initial Benefit Base is equal to your initial Purchase Payment. We increase the Benefit Base by each additional Purchase Payment. Any withdrawals taken prior to the date you reach the Lifetime Withdrawal Age (see "GLWB Rate

Table" below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a "Proportional Adjustment"). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 [$120,000 x ($10,000/$100,000) = $12,000]. Any withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a "Non-Excess Withdrawal." If, however, you take a withdrawal that exceeds the Annual Benefit Payment (or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment), then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an "Excess Withdrawal." DEPENDING ON THE RELATIVE AMOUNTS OF THE BENEFIT BASE AND THE ACCOUNT VALUE, SUCH PROPORTIONAL ADJUSTMENT MAY RESULT IN A SIGNIFICANT REDUCTION TO THE BENEFIT BASE (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE BENEFIT
BASE), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE UNDER THE GLWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


On each contract anniversary on or before the Rollup Rate Period End Date (see "GLWB Rate Table"), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see "GLWB Rate Table") multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary (see "Automatic Step-Up" below).


ANNUAL BENEFIT PAYMENT. After the Lifetime Withdrawal Age, the Annual Benefit Payment is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable GLWB Withdrawal Rate. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see "GLWB Rate Table"). As shown in the GLWB Rate Table, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated (for example, because of additional Purchase Payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate.


Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the "Remaining Annual Benefit Payment." If the Benefit Base is increased due to a subsequent Purchase Payment, causing the Annual Benefit Payment to increase, the Remaining Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased.


As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base.


If your contract is subject to Required Minimum Distributions (see "Required Minimum Distributions" below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above.


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GLWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


It is important to note:


o If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB

     Lifetime Guarantee Rate (see "GLWB Rate Table") multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life.


o If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life.


o IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR BECAUSE YOU MAKE AN EXCESS WITHDRAWAL, LIFETIME PAYMENTS ARE NOT AVAILABLE, NO FURTHER BENEFITS WILL BE PAYABLE UNDER THE GLWB RIDER, AND THE GLWB RIDER WILL TERMINATE.


o  Joint Lifetime Guarantee Rate option: If your contract has not been
   ------------------------------------
     continued under Spousal Continuation described below, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table".)


o While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available.


o IF YOU HAVE SELECTED THE GLWB RIDER, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GLWB RIDER, BECAUSE THE BENEFIT BASE MAY NOT BE INCREASED BY THE ROLLUP RATE AND THE GLWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL AFTER THE LIFETIME WITHDRAWAL AGE (SEE "GLWB RATE TABLE"). AS SHOWN IN THE GLWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL MAY RESULT IN A HIGHER GLWB WITHDRAWAL RATE. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


o At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the GLWB rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB rider. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB rider.


o  FOR FLEXCHOICE ONLY: You may elect to receive the commuted value of lifetime
   -------------------
     payments under the GLWB rider in a lump sum instead of lifetime payments. We will determine the amount of the lump sum as of the date the Account Value is reduced to zero, based on the Annual Benefit Payments due to you, not including any Remaining Annual Benefit Payment payable in the current Contract Year. When we determine the amount of the lump sum, we will calculate the present value by discounting the value of the stream of Annual Benefit Payments that would have been payable to you over your expected lifetime. In calculating the present value, we will determine the amount and number of Annual Benefit Payments (that is, the number of payments you would have received over your expected lifetime), and the discount rate for calculating the present value of those payments, based on life expectancy assumptions and interest rate conditions at the time of the calculation. The lump sum we offer you will be at least 90% of the present value that was calculated and will be determined in a nondiscriminatory manner (as required in New York State). We will send you a Notice that specifies the amount of the Annual Benefit Payments, on the one hand, and the amount of the lump sum offered, on the other, so that you can make your decision as to which option to elect. You will have at least 45 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the contract and all obligations of the Company.


GLWB VARIATIONS. We currently offer two variations of the GLWB rider. The two variations are Level and Expedite. For FlexChoice Access, these variations are referred to as "FlexChoice Access Level" and "FlexChoice

Access Expedite," For FlexChoice, the variations are referred to as "FlexChoice Level" and "FlexChoice Expedite." The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate will vary depending on the variation you choose. Depending on your expectations and preferences, you can choose the variation that best meets your needs.

Prior to issuance, you must select either:

o Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or

o Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

For both variations, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table").


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW BENEFIT BASE MULTIPLIED BY THE APPLICABLE GLWB WITHDRAWAL RATE. In addition, you should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. IF YOU TAKE A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE BENEFIT BASE CAUSED BY WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE, AND IN THE BENEFIT BASE AND THE ANNUAL BENEFIT PAYMENT CAUSED BY EXCESS WITHDRAWALS, MAY BE SIGNIFICANT. You are still eligible to receive lifetime payments so long as the Excess Withdrawal or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL (OR ANY WITHDRAWAL PRIOR TO LIFETIME WITHDRAWAL AGE) THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT AND CAUSE LIFETIME PAYMENTS TO NOT BE AVAILABLE.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR BENEFIT BASE AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix C, "Withdrawals - Withdrawals After the Lifetime Withdrawal Age - Excess Withdrawals."


You can always make Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, you cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals. Withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount in any Contract Year. (See
"Expenses -- Withdrawal Charges.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program;


(2) you do not take additional withdrawals outside of these two programs; and


(3) your Remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.


AUTOMATIC STEP-UP. On each contract anniversary prior to the contract Owner's 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that you have not chosen to decline the Automatic Step-Up as described below).


The Automatic Step-Up:


o will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals;


o will increase the Annual Benefit Payment to equal to the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and


o may increase the GLWB rider charge to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.


In the event that your GLWB rider charge would increase with the Automatic Step-Up, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Step-Up and related increased GLWB rider charge. If you elect to decline the Automatic Step-Up, you must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable contract anniversary. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at your Administrative Office that you wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GLWB rider on the contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB rider will terminate, we will no longer deduct the GLWB rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB" will no longer apply. The contract, however, will continue.


If you cancel the GLWB rider on the 10th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced by the Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment

Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GLWB RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GLWB RIDER FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GLWB investment allocation restrictions see "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GLWB, see the applicable subsection of "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses -- Withdrawal Charge" (also see "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GLWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE UNDER THE GLWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and the Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


GLWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the Internal Revenue Service required distribution rules, you may not purchase a GLWB rider.


TERMINATION OF THE GLWB RIDER. The GLWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value that is: (a) an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the rider charge will be assessed); or (b) a Non-Excess Withdrawal (you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will not be assessed);


(2) the date you apply any portion of the Account Value to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GLWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);

(4) the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the contract under the spousal continuation provisions of the contract (see "Spousal Continuation" below);


(5) the death of the Owner after the first Spousal Continuation;


(6) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(7) the effective date of the cancellation of the rider; or


(8) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GLWB rider if you assign a portion of the contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under
Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the GLWB rider charge will no longer be deducted and the GLWB investment allocation restrictions and any Purchase Payment restrictions will no longer apply.


SPOUSAL CONTINUATION. Subject to the Minimum Spousal Age (see "GLWB Rate Table"), if your spouse continues the contract under the Spousal Continuation provisions of the contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" and provided the GLWB is not terminated or cancelled (see "Termination of the GLWB Rider" above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the contract; however, the GLWB will terminate.


If no withdrawal has been made after the Lifetime Withdrawal Age and the contract has been continued under Spousal Continuation, then the first withdrawal by the new Owner after the new Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the contract Owner prior to the contract Owner's death, the GLWB Withdrawal Rate that applies after Spousal Continuation will be the same as the GLWB Withdrawal Rate in effect prior to Spousal Continuation.


If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB rider charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see "GLWB Rate Table") to your spouse (the new contract Owner) for the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see "GLWB Rate Table").


The GLWB will not terminate upon the first Spousal Continuation of the contract; however, it will terminate upon any subsequent Spousal Continuations.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the Annuity Date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.

(2) If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your or your spousal Beneficiary's death).


If you do not select an Annuity Option or elect to receive payments under the GLWB rider, we will annuitize your contract under the Life Annuity With 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GLWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GLWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GLWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in the both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GLWB rider, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced.


To enroll the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GLWB RATE TABLE


The GLWB Rate Table lists the following for the GLWB rider.


o  Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at
   -----------
     which the Benefit Base is increased at each contract anniversary if a withdrawal has not occurred in the previous Contract Year.


o  Rollup Rate Period End Date: The period of time following the contract issue
   ---------------------------
     date during which the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base.


o  GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if you take
   --------------------
     withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the "Annual Benefit Payment") such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB -- see "Operation of the GLWB -- Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the GLWB -- Required Minimum Distributions."


o  GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after
   ----------------------------
     the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above). Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB

     Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life



      o Joint Lifetime Guarantee Rate option: At the time your Account Value is
        ------------------------------------
               reduced to zero, we will first pay you any Remaining Annual

               Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above); we will then begin making monthly payments using the applicable Single

               Lifetime Guarantee Rate unless you elect to have your Annual

               Benefit Payments paid for the life of you and your spouse using the applicable Joint Lifetime Guarantee Rate. You may elect a

               Joint Lifetime Guarantee rate only if 1) your spouse is no
                                             -------
               younger than the Minimum Spousal Age and 2) your contract has
                                                    ---
               not been continued under the Spousal Continuation provision
               ---
               described above.


DIFFERENT VERSIONS OF THE GLWB. From time to time, we may introduce new versions of the GLWB rider. If we introduce a new version of the rider, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GLWB RATE TABLE


FLEXCHOICE ACCESS LEVEL


Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.



                                                                 MINIMUM
                                                               ISSUE AGE /                                   GLWB LIFETIME
    DATE         DATE              ROLLUP RATE    LIFETIME       MINIMUM        GLWB WITHDRAWAL RATE         GUARANTEE RATE
    FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL      SPOUSAL        (WHEN ACCOUNT VALUE       (WHEN ACCOUNT VALUE
  AVAILABLE   AVAILABLE    RATE        DATE          AGE           AGE          IS GREATER THAN $0)2       IS REDUCED TO $0)
                                                                Minimum       Age at 1st                 Single      Joint
                                                             --------------
                                                               Issue Age:     Withdrawal    Withdrawal   Lifetime    Lifetime
                                                             --------------
                                                              You must be      After Age       Rate      Guarantee   Guarantee
                                                              at least age      59 1/2                      Rate        Rate
                                                              50 years old
                                                              at contract
                                                                            59 1/2 to less
                                                                 issue.
                                                                                               4.00%       4.00%       3.00%
                                                                                than 65
                                       10th
 03/05/181       --       5.00%      Contract     59 1/2        Minimum
                                                             --------------
                                   Anniversary                                65 to less
                                                              Spousal Age:
                                                             --------------
                                                                                               5.00%       5.00%       4.00%
                                                                                than 75
                                                             Your Spouse's
                                                             Date of Birth
                                                               may not be
                                                                              75 to less
                                                                                               5.25%       5.25%       4.25%
                                                              more than 10
                                                                                than 80
                                                              years after
                                                              your Date of
                                                                                  80+          5.75%       5.75%       4.75%


                           FLEXCHOICE ACCESS EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.


                                     ROLLUP
   DATE     DATE                               LIFETIME
                        ROLLUP        RATE
  FIRST     LAST                               WITHDRAWAL
                         RATE      PERIOD END
AVAILABLE   AVAILABLE                              AGE
                                      DATE
                                      10th
03/05/181       --       5.00%      Contract     59 1/2
                                  Anniversary



                Birth.
                           FLEXCHOICE ACCESS EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.


               MINIMUM
   DATE                     GLWB WITHDRAWAL RATE          GLWB LIFETIME GUARANTEE RATE
             ISSUE AGE /
  FIRST                     (WHEN ACCOUNT VALUE                (WHEN ACCOUNT VALUE
               MINIMUM
AVAILABLE                   IS GREATER THAN $0)2                IS REDUCED TO $0)
             SPOUSAL AGE
                                                       Age When
                            Age at 1st                            Single      Joint
                                                        Account
                            Withdrawal   Withdrawal               Lifetime    Lifetime
                                                       Value is
                             After Age      Rate                  Guarantee   Guarantee
               Minimum                                Reduced to
            --------------
                              59 1/2                                 Rate        Rate
              Issue Age:                                 Zero
            --------------
             You must be
                                                         79 or
             at least age
                                                                    3.00%       2.00%
                             59 1/2 to                  younger
             50 years old
                                            5.00%
                           less than 65
             at contract
                                                          80+       3.25%       2.25%
                issue.

                                                         79 or
                                                                    4.00%       3.00%
03/05/181      Minimum
            --------------
                            65 to less                  younger
                                            6.00%
             Spousal Age:
            --------------
                              than 75
            Your Spouse's                                 80+       4.25%       3.25%
            Date of Birth
                                                         79 or
              may not be
                                                                    4.00%       3.00%
                            75 to less                  younger
             more than 10
                                            6.00%
                              than 80
             years after
                                                          80+       4.25%       3.25%
             your Date of
                Birth.
                                                         79 or
                                                                     N/A         N/A
                                                        younger
                                80+         6.75%
                                                          80+       5.00%       4.00%



FLEXCHOICE LEVEL


Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.

                                                                MINIMUM
                                                              ISSUE AGE /                                   GLWB LIFETIME
    DATE        DATE              ROLLUP RATE    LIFETIME       MINIMUM        GLWB WITHDRAWAL RATE         GUARANTEE RATE
   FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL      SPOUSAL        (WHEN ACCOUNT VALUE       (WHEN ACCOUNT VALUE
 AVAILABLE   AVAILABLE    RATE        DATE          AGE           AGE          IS GREATER THAN $0)2       IS REDUCED TO $0)
                                                               Minimum       Age at 1st                 Single      Joint
                                                            --------------
                                                              Issue Age:     Withdrawal    Withdrawal   Lifetime    Lifetime
                                                            --------------
                                                             You must be      After Age       Rate      Guarantee   Guarantee
                                                             at least age      59 1/2                      Rate        Rate
                                                             60 years old
                                                             at contract
                                                                           59 1/2 to less
                                                                issue.
                                                                                              4.00%       4.00%       3.00%
                                                                               than 65
                                      10th
 03/06/17   03/04/181    5.00%      Contract     59 1/2        Minimum
                                                            --------------
                                  Anniversary                                65 to less
                                                             Spousal Age:
                                                            --------------
                                                                                              5.00%       5.00%       3.60%
                                                                               than 75
                                                            Your Spouse's
                                                            Date of Birth
                                                              may not be
                                                                             75 to less
                                                                                              5.25%       5.25%       4.25%
                                                             more than 4
                                                                               than 80
                                                             years after
                                                             your Date of
                                                                                 80+          5.75%       5.75%       4.75%



                              FLEXCHOICE EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.


                                     ROLLUP
   DATE        DATE                            LIFETIME
                        ROLLUP        RATE
  FIRST        LAST                            WITHDRAWAL
                         RATE      PERIOD END
AVAILABLE   AVAILABLE                              AGE
                                      DATE
                                      10th
 03/06/17   03/04/181    5.00%      Contract     59 1/2
                                  Anniversary



                Birth.

                              FLEXCHOICE EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.


               MINIMUM
   DATE                     GLWB WITHDRAWAL RATE          GLWB LIFETIME GUARANTEE RATE
             ISSUE AGE /
  FIRST                     (WHEN ACCOUNT VALUE                (WHEN ACCOUNT VALUE
               MINIMUM
AVAILABLE                   IS GREATER THAN $0)2                IS REDUCED TO $0)
             SPOUSAL AGE
                                                       Age When
                            Age at 1st                            Single      Joint
                                                        Account
                            Withdrawal   Withdrawal               Lifetime    Lifetime
                                                       Value is
                             After Age      Rate                  Guarantee   Guarantee
               Minimum                                Reduced to
            --------------
                              59 1/2                                 Rate        Rate
              Issue Age:                                 Zero
            --------------
             You must be
                                                         79 or
             at least age
                                                                    3.00%       2.00%
                             59 1/2 to                  younger
             60 years old
                                            5.00%
                           less than 65
             at contract
                                                          80+       3.25%       2.25%
                issue.

                                                         79 or
                                                                    4.00%       3.00%
 03/06/17      Minimum
            --------------
                            65 to less                  younger
                                            6.00%
             Spousal Age:
            --------------
                              than 75
            Your Spouse's                                 80+       4.25%       3.25%
            Date of Birth
                                                         79 or
              may not be
                                                                    4.00%       3.00%
                            75 to less                  younger
             more than 4
                                            6.00%
                              than 80
             years after
                                                          80+       4.25%       3.25%
             your Date of
                Birth.
                                                         79 or
                                                                     N/A         N/A
                                                        younger
                                80+         6.75%
                                                          80+       5.00%       4.00%

 1. The version of the GLWB elected with contracts issued on and after March 5, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to March 5, 2018 are issued with the FlexChoice version of GLWB.



 2. When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.

8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider.


If you select both a death benefit rider and a living benefit rider, you should consider how any withdrawals you plan to take will affect the benefits under each rider. Withdrawals may affect the death benefit under the death benefit rider and the benefit base under the living benefit rider differently. Refer to the descriptions of the death benefit riders and living benefit riders for details on how withdrawals are treated under each rider.


The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix D for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix D for examples of the Annual Step-Up death benefit rider.)


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, including the ability to make Purchase Payments, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.


The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT


If you have purchased the GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero and the

Annual Benefit Payment under the GLWB is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered

U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT


If you have purchased the GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Lifetime Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero and the Annual Benefit Payment under the GLWB is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:


(a) on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after

December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.


Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:


(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




11. OTHER INFORMATION

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


Brighthouse Life Insurance Company of NY (the Company or BLNY) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately Brighthouse Financial, Inc. (BHF), a publicly-traded company. (Prior to August 4, 2017, BHF was a subsidiary of, and controlled by MetLife, Inc.) The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


THE SEPARATE ACCOUNT


We have established a Separate Account, Brighthouse Variable Annuity Account B (Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as First MetLife Investors Variable Annuity Account One; however, it changed its name pursuant to authorization and approval by our Board of Directors on August 24, 2016. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit or optional Guaranteed Lifetime Withdrawal Benefit rider that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLNY is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLNY has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments to selling firms is 6% of Purchase

Payments, along with annual trail commissions up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement.


We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2016, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.

Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 549-5850 or


o  By Internet at www.brighthousefinancial.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLNY and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 556-5412 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. If the contract is assigned absolutely, we will treat it as a change of ownership and all rights will be transferred. We will not be bound by the assignment until the written notice of the assignment is received by us. We will not be liable for any payment or other action we take in accordance with the contract before we receive the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLNY, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLNY does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLNY to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Additional Information


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Financial Statements

APPENDIX A

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE GLWB RIDER. PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.









            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- -----------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II

 Invesco V.I. Equity and Income Fund         Seeks both capital appreciation and current
                                             income.
 Invesco V.I. International Growth Fund      Seeks long-term growth of capital.
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 4

 American Funds Bond Fund                    Seeks as high a level of current income as is
                                             consistent with the preservation of capital.
 American Funds Global Growth Fund           Seeks long-term growth of capital.
 American Funds Global Small                 Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth-Income Fund           Seeks long-term growth of capital and
                                             income.
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation                Seeks capital appreciation and current
 Portfolio -- Class B                        income.
 Allianz Global Investors Dynamic Multi-     Seeks total return.
 Asset Plus Portfolio -- Class B
 American Funds(R) Balanced Allocation       Seeks a balance between a high level of
 Portfolio -- Class C                        current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 American Funds(R) Growth                    Seeks to achieve growth of capital.
 Portfolio -- Class C
 American Funds(R) Moderate Allocation       Seeks a high total return in the form of
 Portfolio -- Class C                        income and growth of capital, with a greater
                                             emphasis on income.
 AQR Global Risk Balanced                    Seeks total return.
 Portfolio -- Class B
 BlackRock Global Tactical Strategies        Seeks capital appreciation and current
 Portfolio -- Class B                        income.
 BlackRock High Yield Portfolio -- Class B   Seeks to maximize total return, consistent
                                             with income generation and prudent
                                             investment management.
 Brighthouse Asset Allocation 100            Seeks growth of capital.
 Portfolio -- Class B



            INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ----------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES II

 Invesco V.I. Equity and Income Fund         Invesco Advisers, Inc.
 Invesco V.I. International Growth Fund      Invesco Advisers, Inc.
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 4

 American Funds Bond Fund                    Capital Research and Management
                                             Company
 American Funds Global Growth Fund           Capital Research and Management
                                             Company
 American Funds Global Small                 Capital Research and Management
 Capitalization Fund                         Company
 American Funds Growth-Income Fund           Capital Research and Management
                                             Company
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-     Brighthouse Investment Advisers, LLC
 Asset Plus Portfolio -- Class B             Subadviser: Allianz Global Investors
                                             U.S. LLC
 American Funds(R) Balanced Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth                    Brighthouse Investment Advisers, LLC;
 Portfolio -- Class C                        Capital Research and Management
                                             Company
 American Funds(R) Moderate Allocation       Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 AQR Global Risk Balanced                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                        Subadviser: BlackRock Financial
                                             Management, Inc.
 BlackRock High Yield Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                             Subadviser: BlackRock Financial
                                             Management, Inc.
 Brighthouse Asset Allocation 100            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Brighthouse Balanced Plus                    Seeks a balance between a high level of
 Portfolio -- Class B                         current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio -- Class B
 Clarion Global Real Estate                   Seeks total return through investment in real
 Portfolio -- Class B                         estate securities, emphasizing both capital
                                              appreciation and current income.
 Harris Oakmark International                 Seeks long-term capital appreciation.
 Portfolio -- Class B
 Invesco Balanced-Risk Allocation             Seeks total return.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B        Seeks capital growth and income.
 Invesco Small Cap Growth                     Seeks long-term growth of capital.
 Portfolio -- Class B
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio -- Class B                         income.
 Loomis Sayles Global Markets                 Seeks high total investment return through a
 Portfolio -- Class B                         combination of capital appreciation and
                                              income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio -- Class B                         and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International                Seeks capital appreciation.
 Portfolio -- Class B
 Morgan Stanley Mid Cap Growth                Seeks capital appreciation.
 Portfolio -- Class B
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio -- Class B
 Pyramis(R) Government Income                 Seeks a high level of current income,
 Portfolio -- Class B                         consistent with preservation of principal.
 Schroders Global Multi-Asset                 Seeks capital appreciation and current
 Portfolio -- Class B                         income.
 Schroders Global Multi-Asset Portfolio       Seeks total return.
 II -- Class B (formerly Pyramis(R) Managed
 Risk Portfolio)
 SSGA Growth and Income ETF                   Seeks growth of capital and income.
 Portfolio -- Class B
 T. Rowe Price Large Cap Value                Seeks long-term capital appreciation by
 Portfolio -- Class B                         investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio -- Class B (formerly Invesco Mid   securities of mid-sized companies.
 Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                        Seeks a competitive total return primarily
 Portfolio -- Class B                         from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio -- Class B                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20              Seeks a high level of current income, with
 Portfolio -- Class B                         growth of capital as a secondary objective.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Brighthouse Balanced Plus                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class B                  Subadviser: Aberdeen Asset Managers
                                              Limited
 Clarion Global Real Estate                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: CBRE Clarion Securities LLC
 Harris Oakmark International                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio -- Class B        Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Mid Cap Growth                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Morgan Stanley Investment
                                              Management Inc.
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: PanAgora Asset Management,
                                              Inc.
 Pyramis(R) Government Income                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: FIAM LLC
 Schroders Global Multi-Asset                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 II -- Class B (formerly Pyramis(R) Managed   Subadvisers: Schroder Investment
 Risk Portfolio)                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly Invesco Mid   Subadviser: Victory Capital Management,
 Cap Value Portfolio)                         Inc.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 Brighthouse Asset Allocation 40            Seeks high total return in the form of income
 Portfolio -- Class B                       and growth of capital, with a greater
                                            emphasis on income.
 Brighthouse Asset Allocation 60            Seeks a balance between a high level of
 Portfolio -- Class B                       current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80            Seeks growth of capital.
 Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
                                            appreciation and current income.
 MetLife Aggregate Bond Index               Seeks to track the performance of the
 Portfolio -- Class G                       Bloomberg Barclays U.S. Aggregate Bond
                                            Index.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B         with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio -- Class B       with preservation of capital and maintenance
                                            of liquidity.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Contrafund(R) Portfolio                    Seeks long-term capital appreciation.
 Mid Cap Portfolio                          Seeks long-term growth of capital.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Franklin Income VIP Fund                   Seeks to maximize income while maintaining
                                            prospects for capital appreciation.
 Franklin Mutual Shares VIP Fund            Seeks capital appreciation, with income as a
                                            secondary goal.
 Franklin Small Cap Value VIP Fund          Seeks long-term total return.
 Templeton Global Bond VIP Fund             Seeks high current income, consistent with
                                            preservation of capital, with capital
                                            appreciation as a secondary consideration.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST -- CLASS II

 ClearBridge Variable Aggressive Growth     Seeks capital appreciation.
 Portfolio
 ClearBridge Variable Appreciation          Seeks long-term capital appreciation.
 Portfolio
 ClearBridge Variable Dividend Strategy     Seeks dividend income, growth of dividend
 Portfolio                                  income and long-term capital appreciation.
 ClearBridge Variable Small Cap Growth      Seeks long-term growth of capital.
 Portfolio
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS II

 Western Asset Variable Global High Yield   Seeks to maximize total return.
 Bond Portfolio
 OPPENHEIMER VARIABLE ACCOUNT
 FUNDS -- SERVICE SHARES

 Oppenheimer Main Street Small Cap          Seeks capital appreciation.
 Fund(R)/VA



            INVESTMENT PORTFOLIO                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -----------------------------------------
 Brighthouse Asset Allocation 40            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 60            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse Asset Allocation 80            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
                                            Company LLP
 MetLife Aggregate Bond Index               Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                       Subadviser: MetLife Investment Advisors,
                                            LLC
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio -- Class B       Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Contrafund(R) Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 Mid Cap Portfolio                          Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2

 Franklin Income VIP Fund                   Franklin Advisers, Inc.
 Franklin Mutual Shares VIP Fund            Franklin Mutual Advisers, LLC
 Franklin Small Cap Value VIP Fund          Franklin Advisory Services, LLC
 Templeton Global Bond VIP Fund             Franklin Advisers, Inc.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST -- CLASS II

 ClearBridge Variable Aggressive Growth     Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Appreciation          Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy     Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS II

 Western Asset Variable Global High Yield   Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                             Subadvisers: Western Asset Management
                                            Company; Western Asset Management
                                            Company Limited; Western Asset
                                            Management Company Pte. Ltd.
 OPPENHEIMER VARIABLE ACCOUNT
 FUNDS -- SERVICE SHARES

 Oppenheimer Main Street Small Cap          OFI Global Asset Management, Inc.
 Fund(R)/VA                                 Subadviser: OppenheimerFunds, Inc.

         INVESTMENT PORTFOLIO                        INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------------- ------------------------------------
 PIONEER VARIABLE CONTRACTS
 TRUST -- CLASS II

 Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by investing in a    Pioneer Investment Management, Inc.
                                       diversified portfolio of securities consisting
                                       primarily of common stocks.

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APPENDIX B

INVESTMENT PORTFOLIOS: MARKETING NAMES AND PROSPECTUS NAMES

In other written materials outside of this prospectus, we may market certain Investment Portfolios using different names. The following table lists the marketing names and the prospectus names for those Investment Portfolios that have marketing names.



MARKETING NAME                                        PROSPECTUS NAME
---------------------------------------------------   -----------------------------------------
         ClearBridge Variable Aggressive Growth       ClearBridge Variable Aggressive Growth
                                                      Portfolio
         ClearBridge Variable Appreciation            ClearBridge Variable Appreciation
                                                      Portfolio
         ClearBridge Variable Dividend Strategy       ClearBridge Variable Dividend Strategy
                                                      Portfolio
         ClearBridge Variable Small Cap Growth        ClearBridge Variable Small Cap Growth
                                                      Portfolio
         Fidelity VIP Contrafund(R) Portfolio         Contrafund(R) Portfolio
         Fidelity VIP Mid Cap Portfolio               Mid Cap Portfolio
         Ultra-Short Term Bond Portfolio              BlackRock Ultra-Short Term Bond
                                                      Portfolio
         Western Asset Variable Global High Yield     Western Asset Variable Global High Yield
         Bond                                         Bond Portfolio

                      This page intentionally left blank.

APPENDIX C

GUARANTEED LIFETIME WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.


BENEFIT BASE


The initial Benefit Base is equal to your initial Purchase Payment. The Benefit Base is increased by any additional Purchase Payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below.


A. WITHDRAWALS


Withdrawals Prior to the Lifetime Withdrawal Age
------------------------------------------------


There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


Withdrawals After the Lifetime Withdrawal Age
---------------------------------------------


Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.


A "Non-Excess Withdrawal" is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal.


An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base.


The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin.


Examples:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).

     Non-Excess Withdrawals
     ----------------------


 You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal.


     Excess Withdrawals
     ------------------


 Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


 Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%).


B. ROLLUP RATE


On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase.


The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary.


Example:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


 If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each contract anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 x 5%).


If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following contract anniversary.


After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate.


C. AUTOMATIC STEP-UP


On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the Benefit Base to the Account Value; (2) increases the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and (3) may increase the rider charge.

Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


 At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


 On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above.


 At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the contract anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


ILLUSTRATIVE GLWB EXAMPLE


The graph below is an illustration that incorporates several concepts of the GLWB rider.


Please note:
------------


o The graph assumes no withdrawals occur until after the Lifetime Withdrawal
Age.


o The graph assumes no withdrawals occur until the Rollup Rate Period End Date is reached.


o The graph assumes Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments.


o The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same).


o The graph shows the "Benefit Base had Automatic Step-Ups not occurred" for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).


[GRAPHIC APPEARS HERE]

APPENDIX D

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2017              $100,000
   B    Account Value                                 10/1/2018              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2018           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2019              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2019              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2019              $  9,000
   G    Percentage Reduction in Account               10/2/2019                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2019              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2019           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2019              $ 90,000
                                                                             (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 10/1/2019 and 10/2/2019 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.



                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2017              $100,000
   B    Account Value                                      10/1/2018              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2018           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2019              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2019              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2019              $  9,000
   G    Percentage Reduction in Account                    10/2/2019                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2019              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2019           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2019              $ 93,600
                                                                                  (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 10/1/2019 and 10/2/2019 are assumed to be equal prior to the withdrawal.


                                      D-2